Note 14 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current - Schedule of Accrued Revenue (Details)
$ in Thousands
Dec. 31, 2023 USD ($)
2024	$ (7,292)
2025	(8,081)
2026	(8,082)
2027	(187)
Total	$ (23,642)